Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	4.74471%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$5,632,465.23

Principal:
Principal Collections	$33,991,245.94
Prepayments in Full	$17,109,597.42
Liquidation Proceeds	$687,261.96
Recoveries	$5,571.57
Sub Total	$51,793,676.89
Collections	$57,426,142.12

Purchase Amounts:
Purchase Amounts Related to Principal	$133,366.03
Purchase Amounts Related to Interest	$965.63
Sub Total	$134,331.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$57,560,473.78

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$57,560,473.78
Servicing Fee	$1,203,488.31	$1,203,488.31	$0.00	$0.00	$56,356,985.47
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$56,356,985.47
Interest - Class A-2a Notes	$1,036,144.66	$1,036,144.66	$0.00	$0.00	$55,320,840.81
Interest - Class A-2b Notes	$929,131.92	$929,131.92	$0.00	$0.00	$54,391,708.89
Interest - Class A-3 Notes	$2,776,525.00	$2,776,525.00	$0.00	$0.00	$51,615,183.89
Interest - Class A-4 Notes	$385,846.67	$385,846.67	$0.00	$0.00	$51,229,337.22
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$51,229,337.22
Interest - Class B Notes	$240,841.50	$240,841.50	$0.00	$0.00	$50,988,495.72
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$50,988,495.72
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$50,988,495.72
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$50,988,495.72
Regular Principal Payment	$53,319,501.91	$50,988,495.72	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$57,560,473.78

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$50,988,495.72
Total					$50,988,495.72

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$25,234,759.46	$78.04	$1,036,144.66	$3.20	$26,270,904.12	$81.24
Class A-2b Notes	$25,753,736.26	$78.04	$929,131.92	$2.82	$26,682,868.18	$80.86
Class A-3 Notes	$0.00	$0.00	$2,776,525.00	$4.25	$2,776,525.00	$4.25
Class A-4 Notes	$0.00	$0.00	$385,846.67	$4.13	$385,846.67	$4.13
Class B Notes	$0.00	$0.00	$240,841.50	$4.36	$240,841.50	$4.36
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$50,988,495.72	$27.68	$5,368,489.75	$2.91	$56,356,985.47	$30.59

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$230,254,369.39	0.7120902	$205,019,609.93	0.6340486
Class A-2b Notes	$234,989,769.29	0.7120902	$209,236,033.03	0.6340486
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,303,984,138.68	0.7078830	$1,252,995,642.96	0.6802033

Pool Information
Weighted Average APR	4.698%	4.705%
Weighted Average Remaining Term	49.22	48.43
Number of Receivables Outstanding	44,076	43,193
Pool Balance	$1,444,185,970.34	$1,391,531,119.86
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,335,833,461.73	$1,287,506,613.04
Pool Factor	0.7222813	0.6959470

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$104,024,506.82
Targeted Overcollateralization Amount	$140,866,483.09
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$138,535,476.90

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		101	$733,379.13
(Recoveries)		28	$5,571.57
Net Loss for Current Collection Period			$727,807.56
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6047%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7007%
Second Prior Collection Period			0.4937%
Prior Collection Period			0.6807%
Current Collection Period			0.6160%
Four Month Average (Current and Prior Three Collection Periods)			0.6228%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		962	$5,096,098.21
(Cumulative Recoveries)			$126,864.36
Cumulative Net Loss for All Collection Periods			$4,969,233.85
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2485%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,297.40
Average Net Loss for Receivables that have experienced a Realized Loss			$5,165.52

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.71%	232	$9,829,337.65
61-90 Days Delinquent	0.14%	43	$1,946,693.48
91-120 Days Delinquent	0.02%	7	$296,853.35
Over 120 Days Delinquent	0.02%	7	$295,972.44
Total Delinquent Receivables	0.89%	289	$12,368,856.92

Repossession Inventory:
Repossessed in the Current Collection Period		22	$1,090,098.74
Total Repossessed Inventory		35	$1,778,573.65

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1332%
Prior Collection Period			0.1112%
Current Collection Period			0.1320%
Three Month Average			0.1254%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1825%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	April 2025
Payment Date	5/15/2025
Transaction Month	11

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	108	$4,592,504.00
2 Months Extended	136	$6,385,917.25
3+ Months Extended	21	$964,127.01

Total Receivables Extended	265	$11,942,548.26
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2025

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer